Fair Value Measurement - Reconciliation of Beginning and Ending Balances for Level 3 Contingent Liabilities (Parenthetical) (Detail) - Level 3 - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Initial Public Offering | RSUs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance Of Restricted Stock Units For Change Of Control Contingent Liabilities In Shares	89,842
Other Noncurrent Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Deferred compensation liabilities	$ 1.7	$ 1.9